Leases - Maturity Analysis of Lease Liability (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of leases by lessee [line items]
Future minimum lease payments	¥ 444,438	¥ 401,074
Less: Future interest charges	(27,441)	(17,367)
Present value of finance lease commitments	416,997	383,707
Not later than one year [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	76,929	76,068
Later than one year and not later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	183,516	181,334
Later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	¥ 183,993	¥ 143,672